Compensation Plans - Awards Activity (Details) - Equity Awards - $ / shares	12 Months Ended
	Nov. 30, 2017	Nov. 30, 2016	Nov. 30, 2015
Shares
Outstanding beginning balance (in shares)	3,413,125	3,609,395	4,053,057
Granted (in shares)	1,116,314	1,451,917	1,253,050
Vested (in shares)	(1,466,690)	(1,454,381)	(1,298,318)
Forfeited (in shares)	(112,781)	(193,806)	(398,394)
Outstanding ending balance (in shares)	2,949,968	3,413,125	3,609,395
Weighted-Average Grant Date Fair Value
Weighted-average grant date fair value, outstanding beginning balance (USD per share)	$ 48.03	$ 42.84	$ 37.94
Weighted-average grant date fair value, granted (USD per share)	54.79	53.98	45.70
Weighted-average grant date fair value, vested (USD per share)	38.95	38.18	31.35
Weighted-average grant date fair value, forfeited (USD per share)	51.72	47.76	39.48
Weighted-average grant date fair value, outstanding ending balance (USD per share)	$ 51.82	$ 48.03	$ 42.84